Columbia Balanced Fund
Third Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Balanced Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	172,288	172,771
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	632,831	637,544
Affirm Asset Securitization Trust(a)
Series 2024-B Class A
09/15/2029	4.620%	9,472,000	9,486,618
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	524,069	524,464
Apidos CLO XI(a),(b)
Series 2012-11A Class BR4
3-month Term SOFR + 1.650% Floor 1.650% 04/17/2034	5.330%	12,575,000	12,584,293
Bain Capital Credit CLO(a),(b)
Series 2026-1A Class AR3
3-month Term SOFR + 0.980% Floor 0.980% 04/19/2034	4.655%	8,500,000	8,488,916
Ballyrock CLO Ltd.(a),(b),(c)
Series 2024-22AR Class A1R
3-month Term SOFR + 1.200% 07/15/2039	3.660%	23,000,000	23,000,000
Basswood Park CLO Ltd.(a),(b)
Series 2025-1A Class AR
3-month Term SOFR + 1.030% Floor 1.030% 04/20/2034	4.705%	20,000,000	20,004,140
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	4.912%	287,204	287,793
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	5.112%	244,123	244,803
Carlyle US CLO Ltd.(a),(b)
Series 2023-3A Class A1R
3-month Term SOFR + 1.230% Floor 1.230% 10/15/2038	4.903%	19,250,000	19,266,863
College Ave Student Loans Trust(a)
Series 2024-A Class A1A
06/25/2054	5.510%	17,754,307	17,917,397
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month Term SOFR + 1.282% Floor 1.020% 04/15/2031	4.955%	897,349	898,440
EDGEX Issuer Trust(a)
Series 2025-2NN Class A
01/15/2032	5.498%	9,038,464	9,028,698
FIGRE Trust(a),(d),(e)
Series 2026-HE5 Class A
06/25/2056	5.620%	8,900,000	8,913,515
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	16,589,000	16,724,788
GoldenTree Loan Management US CLO 19 Ltd.(a),(b)
Series 2024-19A Class AR
3-month Term SOFR + 1.150% Floor 1.150% 07/20/2039	4.825%	17,000,000	16,987,216
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	5.025%	9,175,000	9,194,011
Series 2025-27 Class A
3-month Term SOFR + 1.190% Floor 1.190% 01/20/2039	4.865%	18,000,000	18,002,412
GoodLeap Home Improvement Solutions Trust(a)
Series 2024-1A Class A
10/20/2046	5.350%	6,667,829	6,682,345
GreenSky Home Improvement Issuer Trust(a)
Series 2025-2A Class A4
06/25/2060	4.890%	10,915,261	10,843,691
Lendbuzz Securitization Trust(a)
Series 2023-3A Class A2
12/15/2028	7.500%	1,730,607	1,756,219
Madison Park Funding XLII Ltd.(a),(b)
Series 2013A Class AR2
3-month Term SOFR + 0.920% 11/21/2030	4.591%	6,648,789	6,649,647
Madison Park Funding XXIX Ltd.(a),(b)
Series 2018-29AR Class A1R2
3-month Term SOFR + 1.180% Floor 1.180% 03/25/2038	4.855%	17,450,000	17,432,550

Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR2
3-month Term SOFR + 1.450% Floor 1.450% 10/15/2032	5.087%	10,400,000	10,403,546
Marlette Funding Trust(a)
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	1,485,195	1,487,520
MMP Capital LLC(a)
Series 2025-A Class A
12/15/2031	5.360%	5,823,660	5,845,826
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	4,507,758	4,560,278
Series 2025-1 Class A
12/22/2042	6.250%	10,045,186	10,075,304
OHA Credit Funding Ltd.(a),(b)
Series 2021-8A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/20/2038	4.955%	4,025,000	4,036,528
Series 2023-16RA Class A1
3-month Term SOFR + 1.200% Floor 1.200% 10/20/2038	4.875%	16,800,000	16,833,600
OHA Credit Partners XVII Ltd.(a),(b)
Series 2020-6A Class AR2
3-month Term SOFR + 1.330% Floor 1.330% 10/20/2037	5.005%	16,150,000	16,183,640
OneMain Financial Issuance Trust(a)
Series 2023-2A Class A1
09/15/2036	5.840%	22,150,000	22,457,745
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	1,091,087	1,091,698
Series 2024-6 Class A
11/15/2031	6.093%	1,124,144	1,124,693
Series 2025-5 Class B
03/15/2033	5.440%	12,499,517	12,460,798
Series 2025-6 Class B
04/15/2033	4.883%	10,149,065	10,092,204
Series 2025-R3 Class A
01/18/2033	4.841%	4,001,016	3,996,075
Series 2026-3 Class A2
12/15/2033	5.241%	9,130,000	9,144,287
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	5,029,743	5,037,164
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	6,453,278	6,461,960
Pagaya AI Debt Trust(a)
Series 2026-R1 Class A
12/15/2033	4.714%	8,461,401	8,437,163
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-2 Class A
07/20/2033	5.065%	7,740,000	7,743,476
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	5,795,721	5,812,785
Reach Abs Trust(a)
Series 2026-1 Class A
02/15/2033	4.320%	6,382,682	6,384,080
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	147,406	147,559
Series 2025-1A Class A
08/16/2032	4.960%	1,577,740	1,580,092
Research-Driven Pagaya Motor Asset Trust(a)
Series 2026-2A Class A4
02/26/2035	5.620%	6,870,000	6,854,998
Series 2026-3A Class A3
03/26/2035	5.377%	21,450,000	21,475,734
Series 2026-R1A Class A
07/25/2034	5.659%	7,138,422	7,132,223
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	813,394	808,769
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST4 Class A
08/16/2032	5.495%	4,456,562	4,460,031
Series 2025-ST8 Class A
12/15/2033	4.618%	2,242,153	2,243,992
Series 2026-ST2 Class A
06/15/2034	4.413%	2,500,000	2,500,014
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	730,856	731,408
Verizon Master Trust
Series 2024-8 Class B
11/20/2030	4.820%	10,350,000	10,411,096
Total Asset-Backed Securities — Non-Agency (Cost $462,955,516)			463,745,420

Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	5.040%	14,175,000	14,169,927
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	7,225,000	7,106,104
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	3,275,000	2,710,119
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	3,835,000	3,758,515
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	6,365,163	6,202,540
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	40,868,096	40,297,639
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	14,135,000	13,885,017
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	5.942%	6,950,000	6,682,754
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	6.492%	2,600,000	2,483,742
Progress Residential Trust(a)
Series 2024-SFR1 Class A
02/17/2041	3.350%	9,417,056	9,076,365
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	11,910,000	11,782,123
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	4,100,000	4,084,314
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	6,775,000	6,487,038
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $132,651,792)			128,726,197

Common Stocks 61.4%
Issuer	Shares	Value ($)
Communication Services 7.4%
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	998,133	47,720,739
Entertainment 1.8%
Netflix, Inc.(f)	1,025,479	88,211,704
Take-Two Interactive Software, Inc.(f)	196,970	44,152,795
Walt Disney Co. (The)	521,528	53,107,196
Total		185,471,695
Interactive Media & Services 5.1%
Alphabet, Inc., Class A	601,123	228,631,122
Alphabet, Inc., Class C	494,178	186,023,425
Meta Platforms, Inc., Class A	195,989	123,965,002
Total		538,619,549
Wireless Telecommunication Services 0.0%
Altice Luxco 3(f)	4,672	95,400
Total Communication Services		771,907,383
Consumer Discretionary 6.2%
Automobiles 0.5%
Tesla, Inc.(f)	127,230	55,445,562
Broadline Retail 4.2%
Amazon.com, Inc.(f)	1,266,816	342,851,082
eBay, Inc.	893,286	97,609,361
Total		440,460,443
Hotels, Restaurants & Leisure 0.9%
DoorDash, Inc., Class A(f)	267,735	42,647,508
Starbucks Corp.	532,534	52,806,072
Total		95,453,580
Household Durables 0.3%
PulteGroup, Inc.	310,387	36,681,536
Textiles, Apparel & Luxury Goods 0.3%
Tapestry, Inc.	186,435	27,118,835
Total Consumer Discretionary		655,159,956
Consumer Staples 1.0%
Beverages 0.3%
PepsiCo, Inc.	223,551	32,233,819

Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 0.7%
Walmart, Inc.	595,273	68,902,850
Total Consumer Staples		101,136,669
Energy 1.7%
Oil, Gas & Consumable Fuels 1.7%
Chevron Corp.	469,499	85,664,787
ConocoPhillips Co.	431,993	49,238,562
EOG Resources, Inc.	293,720	39,176,374
Total		174,079,723
Total Energy		174,079,723
Financials 7.8%
Banks 1.7%
Bank of America Corp.	1,563,136	80,657,818
JPMorgan Chase & Co.	216,159	64,698,550
Wells Fargo & Co.	432,464	33,533,258
Total		178,889,626
Capital Markets 2.5%
Blackrock, Inc.	24,758	25,918,655
Charles Schwab Corp. (The)	716,692	62,603,046
Intercontinental Exchange, Inc.	220,184	32,554,205
Morgan Stanley	476,208	99,051,264
S&P Global, Inc.	108,679	46,079,896
Total		266,207,066
Financial Services 3.2%
Berkshire Hathaway, Inc., Class B(f)	243,065	115,329,481
Block, Inc., Class A(f)	757,013	57,321,024
MasterCard, Inc., Class A	112,372	55,509,521
Visa, Inc., Class A	333,008	108,680,491
Total		336,840,517
Insurance 0.4%
Aon PLC, Class A	123,813	39,132,337
Total Financials		821,069,546
Health Care 5.7%
Biotechnology 1.5%
AbbVie, Inc.	256,666	55,881,322
Insmed, Inc.(f)	179,836	19,226,267
Vertex Pharmaceuticals, Inc.(f)	174,699	78,184,790
Total		153,292,379
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 0.8%
Boston Scientific Corp.(f)	335,925	16,228,537
DexCom, Inc.(f)	134,652	9,929,238
Intuitive Surgical, Inc.(f)	61,179	25,979,051
Stryker Corp.	104,409	31,854,142
Total		83,990,968
Health Care Providers & Services 0.7%
Cigna Group (The)	138,900	38,530,860
UnitedHealth Group, Inc.	101,269	38,513,613
Total		77,044,473
Life Sciences Tools & Services 1.3%
Danaher Corp.	235,759	43,066,096
IQVIA Holdings, Inc.(f)	138,562	25,247,382
Thermo Fisher Scientific, Inc.	106,663	52,532,594
Waters Corp.(f)	51,617	19,798,733
Total		140,644,805
Pharmaceuticals 1.4%
Eli Lilly & Co.	133,895	147,953,975
Total Health Care		602,926,600
Industrials 4.9%
Aerospace & Defense 1.1%
Boeing Co. (The)(f)	339,449	78,463,636
General Electric Co.	22,418	7,258,052
RTX Corp.	156,300	28,080,858
Total		113,802,546
Building Products 0.4%
Carrier Global Corp.	698,792	44,631,845
Commercial Services & Supplies 0.3%
Waste Management, Inc.	153,205	32,396,729
Electrical Equipment 1.1%
Eaton Corp. PLC	199,731	80,012,239
GE Vernova, Inc.	41,785	40,461,251
Total		120,473,490
Industrial Conglomerates 1.1%
Honeywell International, Inc.	465,274	110,670,074
Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.6%
PACCAR, Inc.	244,382	26,972,441
Stanley Black & Decker, Inc.	431,966	34,306,740
Total		61,279,181
Professional Services 0.3%
Jacobs Solutions, Inc.	286,383	34,325,866
Total Industrials		517,579,731
Information Technology 24.6%
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity PLC	533,351	113,822,437
IT Services 0.4%
Okta, Inc.(f)	385,007	47,459,813
Semiconductors & Semiconductor Equipment 12.1%
Applied Materials, Inc.	195,229	87,864,764
Broadcom, Inc.	492,122	219,865,346
Lam Research Corp.	221,717	70,545,915
Marvell Technology, Inc.	357,378	73,262,490
Micron Technology, Inc.	117,287	113,885,677
NVIDIA Corp.	2,657,756	561,158,602
Texas Instruments, Inc.	451,212	137,926,484
Total		1,264,509,278
Software 6.0%
Intuit, Inc.	69,693	23,105,320
Microsoft Corp.	905,257	407,582,912
Oracle Corp.	335,119	75,663,168
Palo Alto Networks, Inc.(f)	226,951	63,929,827
Salesforce, Inc.	99,852	19,081,717
Synopsys, Inc.(f)	89,762	42,692,602
Total		632,055,546
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc.	1,363,165	425,389,270
Dell Technologies, Inc.	228,676	96,252,015
Total		521,641,285
Total Information Technology		2,579,488,359
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.4%
Chemicals 0.4%
International Flavors & Fragrances, Inc.	490,136	37,274,843
Total Materials		37,274,843
Real Estate 0.7%
Specialized REITs 0.7%
Equinix, Inc.	68,296	72,942,860
Total Real Estate		72,942,860
Utilities 1.0%
Multi-Utilities 1.0%
DTE Energy Co.	476,998	68,148,704
Public Service Enterprise Group, Inc.	414,794	32,623,548
Total		100,772,252
Total Utilities		100,772,252
Total Common Stocks (Cost $2,903,373,681)		6,434,337,922

Corporate Bonds & Notes 8.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Allegheny Technologies, Inc.
10/01/2029	4.875%	132,000	130,497
10/01/2031	5.125%	313,000	310,172
BAE Systems PLC(a)
03/26/2029	5.125%	4,312,000	4,383,331
02/15/2031	1.900%	4,050,000	3,576,427
Boeing Co. (The)
05/01/2040	5.705%	9,055,000	9,228,504
08/01/2059	3.950%	5,019,000	3,596,264
L3Harris Technologies, Inc.
01/15/2027	5.400%	20,000,000	20,136,139
07/31/2033	5.400%	2,500,000	2,565,288
Lockheed Martin Corp.
08/15/2030	4.400%	4,800,000	4,787,441
Northrop Grumman Corp.
02/01/2027	3.200%	1,889,000	1,876,829
02/01/2029	4.600%	9,900,000	9,959,452
Raytheon Technologies Corp.
03/15/2032	2.375%	9,518,000	8,404,689
RTX Corp.
03/15/2027	3.500%	18,308,000	18,222,283

Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(a)
03/01/2029	6.375%	128,000	130,544
12/15/2030	6.875%	395,000	407,225
03/01/2032	6.625%	675,000	694,701
01/15/2033	6.000%	566,000	572,477
05/31/2033	6.375%	1,238,000	1,250,792
01/31/2034	6.250%	67,000	68,552
01/31/2034	6.750%	330,000	338,449
07/31/2034	6.125%	77,000	76,639
Total			90,716,695
Airlines 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	304,298	304,068
Automotive 0.0%
American Axle & Manufacturing, Inc.(a)
10/15/2032	6.375%	152,000	152,612
10/15/2033	7.750%	537,000	538,471
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	102,000	105,482
09/15/2032	6.750%	375,000	384,218
IHO Verwaltungs GmbH(a),(g)
11/15/2032	8.000%	440,000	459,425
Nissan Motor Acceptance Co. LLC(a)
09/30/2030	6.125%	141,000	139,302
Nissan Motor Co., Ltd.(a)
07/17/2035	8.125%	512,000	543,903
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	125,000	125,861
03/24/2031	7.500%	413,000	416,983
04/23/2032	6.875%	892,000	875,372
Total			3,741,629
Banking 1.7%
Ally Financial, Inc.(h)
Subordinated
01/17/2040	6.646%	45,000	44,527
Bank of America Corp.(h)
02/04/2033	2.972%	35,470,000	32,071,589
Goldman Sachs Group ,Inc. (The)(c),(h)
06/03/2037	5.425%	7,025,000	7,062,496
Goldman Sachs Group, Inc. (The)(h)
04/20/2034	5.094%	9,083,000	9,062,980
HSBC Holdings PLC(h)
03/10/2037	5.279%	13,049,000	12,896,058
JPMorgan Chase & Co.(h)
07/22/2030	4.995%	25,520,000	25,768,779
04/23/2032	4.622%	21,630,000	21,459,554
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(h)
03/12/2032	4.708%	1,614,000	1,599,268
04/16/2032	4.809%	8,662,000	8,623,140
01/30/2037	5.073%	1,877,000	1,839,882
04/10/2037	5.296%	6,972,000	6,953,236
Subordinated
09/16/2036	2.484%	8,153,000	7,089,941
PNC Financial Services Group, Inc. (The)(h)
01/22/2035	5.676%	3,000,000	3,095,624
Royal Bank of Canada(h)
08/06/2029	4.498%	8,400,000	8,393,856
02/04/2031	5.153%	2,374,000	2,408,220
08/06/2031	4.696%	1,479,000	1,476,475
05/03/2032	4.612%	7,235,000	7,172,816
US Bancorp(h)
06/12/2034	5.836%	3,325,000	3,470,122
Wells Fargo & Co.(h)
04/24/2034	5.389%	12,500,000	12,717,621
Total			173,206,184
Brokerage/Asset Managers/Exchanges 0.0%
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	363,000	385,303
Focus Financial Partners LLC(a)
09/15/2031	6.750%	388,000	390,805
Hightower Holding LLC(a)
04/15/2029	6.750%	490,000	488,116
01/31/2030	9.125%	412,000	426,273
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	452,000	456,234
08/01/2033	8.000%	447,000	454,244
Total			2,600,975
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	412,000	391,723
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	127,000	119,485
James Hardie International Finance DAC(a)
01/15/2028	5.000%	319,000	317,227
JH North America Holdings, Inc.(a)
07/31/2032	6.125%	105,000	105,368
LBM Acquisition LLC(a)
01/15/2029	6.250%	202,000	124,275
06/15/2031	9.500%	383,000	320,387
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	456,000	464,369
03/01/2033	6.750%	402,000	408,046
Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
QXO Building Products, Inc.(a)
04/30/2032	6.750%	378,000	385,282
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	468,000	474,466
08/01/2033	6.250%	117,000	117,084
Standard Industries, Inc.(a)
01/15/2028	4.750%	216,000	214,986
07/15/2030	4.375%	66,000	62,889
White Cap Supply Holdings LLC(a)
11/15/2030	7.375%	619,000	616,936
Total			4,122,523
Cable and Satellite 0.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	110,000	109,952
02/01/2028	5.000%	384,000	380,236
06/01/2029	5.375%	396,000	388,532
03/01/2030	4.750%	807,000	762,854
08/15/2030	4.500%	1,289,000	1,198,985
02/01/2032	4.750%	263,000	234,725
01/15/2034	4.250%	735,000	614,057
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	417,000	365,924
Charter Communications Operating LLC
06/30/2062	3.950%	3,950,000	2,315,763
CSC Holdings LLC(a)
02/01/2028	5.375%	149,000	94,410
02/01/2029	6.500%	627,000	370,206
01/15/2030	5.750%	265,000	65,903
02/15/2031	3.375%	320,000	179,349
DirectTV Financing LLC/Co-Obligor, Inc.(a)
06/01/2032	9.250%	244,000	250,545
DirecTV Financing LLC(a)
02/01/2030	8.875%	17,000	17,465
DISH DBS Corp.(a)
12/01/2028	5.750%	177,000	173,487
DISH DBS Corp.
06/01/2029	5.125%	350,000	316,780
DISH Network Corp.(a)
11/15/2027	11.750%	570,000	587,715
EchoStar Corp.
11/30/2029	10.750%	825,424	897,193
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	105,000	104,860
07/01/2029	5.500%	120,000	119,637
Time Warner Cable LLC
05/01/2037	6.550%	12,475,000	12,456,317
Virgin Media Finance PLC(a)
07/15/2030	5.000%	168,000	137,954
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	355,000	341,524
08/15/2030	4.500%	119,000	103,551
VZ Secured Financing BV(a)
01/15/2032	5.000%	495,000	430,240
Total			23,018,164
Chemicals 0.1%
Ashland LLC(a)
09/01/2031	3.375%	49,000	44,761
Avient Corp.(a)
11/01/2031	6.250%	120,000	121,802
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	215,000	214,283
Celanese US Holdings LLC
04/15/2030	6.500%	245,000	251,253
02/15/2031	7.000%	135,000	139,890
04/15/2033	6.750%	97,000	100,039
11/15/2033	7.700%	221,000	237,384
02/15/2034	7.375%	177,000	184,805
Element Solutions, Inc.(a)
09/01/2028	3.875%	136,000	132,583
FMC Corp.
05/18/2033	5.650%	4,000	3,597
10/01/2049	4.500%	189,000	118,118
FMC Corp.(h)
Subordinated
11/01/2055	8.450%	10,000	7,447
INEOS Finance PLC(a)
05/15/2028	6.750%	113,000	113,662
04/15/2029	7.500%	449,000	446,943
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	572,000	551,593
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	360,375	339,228
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	398,000	388,923
LYB International Finance III LLC
04/01/2051	3.625%	3,010,000	1,989,237
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	127,000	123,674
10/01/2029	6.250%	320,000	313,670
06/15/2031	7.250%	408,000	414,215
02/15/2033	7.250%	597,000	589,470
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	96,000	96,747
08/15/2033	6.250%	118,000	120,418
Tronox, Inc.(a)
03/15/2029	4.625%	193,000	153,681

Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
W.R. Grace Holdings LLC(a)
08/15/2029	5.625%	1,009,000	966,741
03/01/2031	7.375%	81,000	81,585
08/15/2032	6.625%	632,000	627,195
08/01/2033	7.000%	115,000	114,059
Total			8,987,003
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	4,579,000	4,586,480
Herc Holdings, Inc.(a)
06/15/2029	6.625%	212,000	217,284
06/15/2030	7.000%	378,000	392,888
03/15/2031	5.750%	77,000	77,001
06/15/2033	7.250%	652,000	680,154
03/15/2034	6.000%	269,000	267,232
John Deere Capital Corp.
07/14/2028	4.950%	6,850,000	6,964,964
Ritchie Bros Holdings, Inc.(a)
03/15/2031	7.750%	149,000	154,714
Synergy Infrastructure Holdings LLC(a)
12/01/2030	7.875%	453,000	475,641
United Rentals North America, Inc.(a)
11/15/2033	5.375%	270,000	266,621
Total			14,082,979
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	283,000	274,972
12/01/2028	6.125%	653,000	632,646
ASGN, Inc.(a)
05/15/2028	4.625%	404,000	373,830
Garda World Security Corp.(a)
06/01/2029	6.000%	70,000	68,544
11/15/2032	8.375%	65,000	67,404
Match Group Holdings II LLC(a)
10/01/2031	3.625%	260,000	233,112
Match Group, Inc.(a)
12/15/2027	5.000%	52,000	51,862
06/01/2028	4.625%	209,000	206,104
02/15/2029	5.625%	232,000	232,021
Total			2,140,495
Consumer Products 0.0%
Newell Brands, Inc.(a)
06/01/2028	8.500%	164,000	171,343
Newell Brands, Inc.
05/15/2030	6.375%	315,000	311,036
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Opal Bidco SAS(a)
03/31/2032	6.500%	229,000	233,089
Prestige Brands, Inc.(a)
04/01/2031	3.750%	175,000	160,696
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%	195,000	181,413
Whirlpool Corp.
06/15/2030	6.125%	51,000	48,006
06/15/2033	6.500%	53,000	48,112
Total			1,153,695
Diversified Manufacturing 0.0%
Columbus McKinnon Corp.(a)
02/01/2033	7.125%	156,000	158,041
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	612,000	626,099
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	119,000	122,974
Esab Corp.(a)
04/15/2029	6.250%	102,000	103,887
Gates Corp. (The)(a)
07/01/2029	6.875%	53,000	54,557
Madison IAQ LLC(a)
06/30/2029	5.875%	714,000	714,423
Resideo Funding, Inc.(a)
09/01/2029	4.000%	142,000	134,822
Sensata Technologies BV(a)
09/01/2030	5.875%	263,000	263,690
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	314,000	314,522
03/15/2029	6.375%	66,000	67,547
04/15/2031	5.250%	83,000	82,339
03/15/2032	6.625%	223,000	230,071
03/15/2033	6.375%	601,000	617,153
04/15/2034	5.500%	139,000	137,970
Total			3,628,095
Electric 0.7%
Alpha Generation LLC(a)
10/15/2032	6.750%	182,000	186,201
01/15/2034	6.250%	148,000	146,667
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	181,000	180,053
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	268,000	266,097
02/15/2031	3.750%	953,000	888,904
01/15/2032	3.750%	102,000	93,520
01/15/2034	5.750%	248,000	246,051
Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
07/01/2027	4.950%	5,155,000	5,187,411
Duke Energy Corp.
08/15/2052	5.000%	7,156,000	6,214,051
Duke Energy Indiana LLC
04/01/2053	5.400%	1,685,000	1,590,234
Edison International
11/15/2028	5.250%	5,373,000	5,399,137
Long Ridge Energy LLC(a)
02/15/2032	8.750%	182,000	189,143
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	6,081,000	6,108,668
03/15/2035	5.450%	14,120,000	14,375,233
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	231,000	229,471
01/15/2029	7.250%	284,000	295,843
NRG Energy, Inc.(a)
02/15/2029	3.375%	134,000	127,837
07/15/2029	5.750%	365,000	365,204
02/15/2031	3.625%	174,000	161,375
02/15/2032	3.875%	44,000	40,449
02/01/2033	6.000%	254,000	255,894
01/15/2034	5.750%	244,000	241,336
05/15/2034	5.875%	126,000	125,159
11/01/2034	6.250%	77,000	77,653
01/15/2036	6.000%	402,000	399,331
05/15/2036	6.125%	208,000	207,523
Ohio Edison Co.(a)
01/15/2033	5.500%	7,000,000	7,185,469
Pacific Gas and Electric Co.
01/15/2053	6.750%	10,331,000	10,836,839
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	406,000	399,915
PG&E Corp.(h)
03/15/2055	7.375%	152,000	154,788
09/15/2056	6.850%	56,000	55,757
Talen Energy Supply LLC(a)
02/01/2034	6.250%	262,000	261,001
02/01/2036	6.500%	262,000	263,529
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	257,000	255,526
01/15/2030	4.750%	470,000	454,448
Virginia Electric and Power Co.
03/15/2036	4.950%	4,260,000	4,187,401
VoltaGrid LLC(a)
11/01/2030	7.375%	87,000	90,574
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	374,000	400,831
03/15/2033	8.625%	280,000	301,051
04/15/2034	7.750%	752,000	794,398
Total			69,239,972
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	231,000	238,643
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	769,000	787,798
Total			1,026,441
Finance Companies 0.1%
Blackstone Private Credit Fund
05/15/2031	5.950%	2,889,000	2,852,915
Bread Financial Holdings, Inc.(a)
05/15/2031	6.750%	66,000	67,543
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	235,000	231,640
GGAM Finance Ltd.(a)
04/15/2029	6.875%	760,000	779,681
03/15/2030	5.875%	318,000	320,477
goeasy Ltd.(a)
07/01/2029	7.625%	52,000	48,714
05/15/2030	6.875%	45,000	40,472
10/01/2030	7.375%	21,000	18,877
02/15/2031	6.875%	76,000	67,238
Navient Corp.
03/15/2031	11.500%	230,000	244,775
OneMain Finance Corp.
05/15/2029	6.625%	740,000	752,409
03/15/2030	7.875%	199,000	206,974
05/15/2031	7.500%	270,000	278,341
03/15/2032	6.750%	289,000	287,278
03/15/2033	6.500%	570,000	556,561
09/15/2033	6.750%	274,000	268,237
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	663,000	693,637
Rocket Cos, Inc.(a)
08/01/2030	6.125%	391,000	397,022
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	77,000	74,033
10/15/2033	4.000%	772,000	692,900
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	40,000	39,836
04/15/2029	5.500%	538,000	513,585

Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UWM Holdings LLC(a)
02/01/2030	6.625%	714,000	677,137
03/15/2031	6.250%	408,000	374,750
Total			10,485,032
Food and Beverage 0.7%
Bacardi Ltd.(a)
05/15/2028	4.700%	1,510,000	1,508,547
05/15/2038	5.150%	21,031,000	19,568,346
Campbell Soup Co.
03/23/2035	4.750%	7,530,000	6,945,849
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	76,000	78,455
04/15/2034	6.375%	428,000	434,990
Constellation Brands, Inc.
08/01/2029	3.150%	4,032,000	3,860,829
Heineken NV(a)
01/29/2028	3.500%	8,690,000	8,576,077
Kraft Heinz Foods Co.
06/01/2026	3.000%	9,060,000	9,058,718
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	144,000	134,845
Mars, Inc.(a)
03/01/2030	4.800%	4,188,000	4,216,248
03/01/2035	5.200%	11,299,000	11,372,165
PepsiCo Singapore Financing I Pte Ltd.
02/16/2027	4.650%	5,433,000	5,451,134
Post Holdings, Inc.(a)
04/15/2030	4.625%	459,000	446,540
09/15/2031	4.500%	527,000	494,591
02/15/2032	6.250%	68,000	69,102
10/15/2034	6.250%	155,000	153,614
03/15/2036	6.500%	549,000	544,983
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	640,000	641,617
04/30/2029	4.375%	236,000	231,701
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	755,000	729,890
US Foods, Inc.(a)
09/15/2028	6.875%	348,000	356,688
02/15/2029	4.750%	321,000	316,938
06/01/2030	4.625%	208,000	202,511
01/15/2032	7.250%	304,000	316,043
Total			75,710,421
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.1%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	404,000	389,355
02/15/2030	7.000%	218,000	220,537
02/15/2032	6.500%	176,000	171,724
10/15/2032	6.000%	303,000	271,254
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	185,000	184,849
Churchill Downs, Inc.(a)
05/01/2031	6.750%	184,000	188,001
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	197,000	204,959
10/01/2033	6.250%	388,000	383,612
Penn Entertainment, Inc.(a)
04/01/2031	6.750%	348,000	346,595
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	586,000	561,160
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	316,000	320,598
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%	352,000	354,640
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	707,000	613,845
Voyager Parent LLC(a)
07/01/2032	9.250%	235,000	249,291
Total			4,460,420
Health Care 0.6%
Abbott Laboratories
03/15/2036	4.650%	7,671,000	7,459,489
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	317,000	315,105
04/15/2029	5.000%	337,000	330,068
03/15/2033	7.375%	399,000	409,024
Avantor Funding, Inc.(a)
07/15/2028	4.625%	154,000	152,007
11/01/2029	3.875%	498,000	472,361
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	201,000	208,047
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	160,000	156,970
03/15/2029	3.750%	492,000	471,369
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	320,000	316,064
05/15/2030	5.250%	492,000	463,864
01/15/2032	10.875%	68,000	73,282
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	241,000	249,609
Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
03/25/2038	4.780%	6,450,000	6,019,856
03/25/2048	5.050%	5,280,000	4,634,018
DaVita, Inc.(a)
07/15/2033	6.750%	188,000	194,273
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	13,500,000	13,738,713
12/15/2028	4.150%	4,168,000	4,133,005
HCA, Inc.
09/01/2030	3.500%	19,600,000	18,621,247
IQVIA, Inc.(a)
05/15/2027	5.000%	316,000	315,894
05/15/2030	6.500%	104,000	106,627
06/01/2032	6.250%	302,000	308,597
LifePoint Health, Inc.(a)
05/01/2034	7.000%	304,000	296,703
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	940,000	938,550
Select Medical Corp.(a)
12/01/2032	6.250%	161,000	156,681
Star Parent, Inc.(a)
10/01/2030	9.000%	751,000	790,379
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	630,000	632,062
Tenet Healthcare Corp.
11/01/2027	5.125%	237,000	237,214
10/01/2028	6.125%	390,000	390,517
05/15/2031	6.750%	262,000	269,825
Tenet Healthcare Corp.(a)
11/15/2032	5.500%	671,000	668,430
Total			63,529,850
Healthcare Insurance 0.2%
Centene Corp.
02/15/2030	3.375%	225,000	209,266
10/15/2030	3.000%	250,000	225,321
03/01/2031	2.500%	240,000	208,995
08/01/2031	2.625%	150,000	130,228
UnitedHealth Group, Inc.
01/15/2031	4.650%	2,450,000	2,455,328
04/15/2034	5.000%	15,612,000	15,638,013
04/15/2054	5.375%	4,000	3,749
Total			18,870,900
Independent Energy 0.1%
APA Corp.
02/15/2055	6.750%	2,994,000	3,145,406
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Civitas Resources, Inc.(a)
11/01/2030	8.625%	28,000	29,605
07/01/2031	8.750%	289,000	302,702
06/15/2033	9.625%	466,000	518,551
CNX Resources Corp.(a)
03/01/2032	7.250%	197,000	203,558
03/01/2034	5.875%	383,000	376,825
Comstock Resources, Inc.(a)
03/01/2029	6.750%	220,000	216,186
Crescent Energy Finance LLC(a)
04/01/2032	7.625%	120,000	122,927
01/15/2033	7.375%	140,000	142,239
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	307,000	308,200
02/01/2029	5.750%	175,000	174,603
04/15/2030	6.000%	56,000	55,683
04/15/2032	6.250%	121,000	119,179
11/01/2033	8.375%	340,000	361,651
02/15/2035	7.250%	163,000	165,374
Matador Resources Co.(a)
04/15/2032	6.500%	459,000	464,873
04/15/2033	6.250%	112,000	112,664
04/15/2034	6.000%	360,000	355,426
Occidental Petroleum Corp.
10/01/2054	6.050%	5,000,000	5,056,230
Permian Resources Operating LLC(a)
01/15/2032	7.000%	454,000	473,332
SM Energy Co.
09/15/2026	6.750%	252,000	252,000
SM Energy Co.(a)
08/01/2029	6.750%	217,000	222,417
08/01/2032	7.000%	51,000	52,269
04/15/2034	6.625%	352,000	353,964
Vital Energy, Inc.(a)
04/15/2032	7.875%	183,000	188,647
Total			13,774,511
Integrated Energy 0.1%
BP Capital Markets America, Inc.
11/17/2027	5.017%	10,545,000	10,660,143
03/17/2052	3.001%	5,150,000	3,291,030
Total			13,951,173
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	400,000	394,381
Carnival Corp.(a)
03/15/2030	5.750%	216,000	218,211
08/01/2032	5.750%	332,000	335,328
02/15/2033	6.125%	393,000	397,999

Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	123,000	123,269
Cinemark USA, Inc.(a)
07/15/2028	5.250%	478,000	475,915
08/01/2032	7.000%	184,000	190,384
NCL Corp., Ltd.(a)
01/15/2031	5.875%	446,000	430,944
02/01/2032	6.750%	241,000	238,971
09/15/2033	6.250%	256,000	245,574
NCL Finance Ltd.(a)
03/15/2028	6.125%	201,000	203,093
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	879,000	877,130
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(a)
01/15/2032	8.625%	467,000	480,350
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	262,000	267,641
Vail Resorts, Inc.(a)
05/15/2032	6.500%	144,000	146,807
Viking Cruises Ltd.(a)
07/15/2031	9.125%	347,000	364,795
10/15/2033	5.875%	417,000	417,134
Total			5,807,926
Life Insurance 0.2%
Met Tower Global Funding(a)
10/01/2027	4.000%	6,338,000	6,305,796
04/12/2029	5.250%	6,379,000	6,493,151
Principal Life Global Funding II(a)
11/27/2029	4.950%	1,856,000	1,869,585
Total			14,668,532
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
09/15/2033	5.750%	388,000	391,625
Hilton Grand Vacations Borrower Escrow LLC(a)
06/01/2029	5.000%	165,000	160,560
01/15/2032	6.625%	601,000	611,833
Marriott Ownership Resorts, Inc.(a)
10/01/2033	6.500%	719,000	704,472
Travel + Leisure Co.(a)
06/01/2031	6.250%	395,000	397,259
09/01/2033	6.125%	31,000	30,482
Wyndham Hotels & Resorts, Inc.(a)
03/01/2033	5.625%	129,000	127,113
Total			2,423,344
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.2%
CBS Corp.
07/01/2042	4.850%	101,000	68,088
Clear Channel Outdoor Holdings, Inc.(a)
06/01/2029	7.500%	419,000	420,698
04/01/2030	7.875%	198,000	206,329
02/15/2031	7.125%	239,000	247,087
03/15/2033	7.500%	242,000	253,876
Gray Escrow II, Inc.(a)
11/15/2031	5.375%	121,000	86,761
Gray Media, Inc.(a)
07/15/2032	9.625%	229,000	225,692
08/15/2033	7.250%	173,000	171,561
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	38,456	37,353
08/15/2030	7.750%	86,210	79,140
Mav Acquisition Corp.(a)
08/01/2029	8.000%	190,000	190,816
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	155,000	158,408
Meta Platforms, Inc.
05/15/2046	6.200%	7,943,000	8,024,278
11/15/2055	5.625%	3,937,000	3,626,558
11/15/2065	5.750%	2,814,000	2,574,469
Nexstar Media, Inc.(a)
09/15/2033	6.500%	464,000	467,742
04/15/2034	7.250%	480,000	483,113
OAK-Eagle Acquireco, Inc.(a)
07/01/2033	7.250%	209,000	217,790
07/01/2034	8.750%	214,000	226,149
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	192,000	191,875
03/15/2030	4.625%	138,000	134,194
02/15/2031	7.375%	176,000	183,574
Roblox Corp.(a)
05/01/2030	3.875%	274,000	258,655
Snap, Inc.(a)
03/01/2033	6.875%	611,000	605,553
03/15/2034	6.875%	342,000	336,845
Univision Communications, Inc.(a)
05/01/2029	4.500%	97,000	92,219
06/30/2030	7.375%	131,000	130,496
04/15/2033	8.875%	195,000	194,255
Viacom, Inc.
09/01/2043	5.850%	170,000	125,261
ViacomCBS, Inc.
05/19/2050	4.950%	94,000	60,276
Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	200,000	181,750
03/15/2042	5.050%	732,000	535,582
03/15/2052	5.141%	85,000	58,624
Total			20,855,067
Metals and Mining 0.1%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	84,000	87,651
Carpenter Technology Corp.(a)
03/01/2034	5.625%	199,000	198,173
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	62,000	63,392
03/15/2032	7.000%	39,000	39,461
05/01/2033	7.375%	41,000	42,132
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	135,000	142,319
Constellium SE(a)
06/15/2028	5.625%	74,000	74,051
04/15/2029	3.750%	206,000	198,562
08/15/2032	6.375%	60,000	61,353
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	443,000	446,590
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	210,000	201,271
03/01/2034	5.875%	793,000	789,255
Novelis Corp.(a)
01/30/2030	4.750%	579,000	558,614
08/15/2031	3.875%	331,000	301,061
08/15/2033	6.375%	538,000	543,189
Novelis, Inc.(a)
01/30/2030	6.875%	72,000	74,041
WS Escrow LLC(a),(c)
06/01/2033	7.750%	450,000	459,146
Total			4,280,261
Midstream 0.3%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	243,000	261,258
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	615,000	627,988
CNX Midstream Partners LP(a)
04/15/2030	4.750%	420,000	405,378
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	457,000	475,917
06/30/2033	7.375%	535,000	552,235
06/01/2034	6.875%	285,000	288,968
Enbridge, Inc.
04/05/2027	5.250%	7,412,000	7,469,051
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer LP
05/15/2054	5.950%	5,600,000	5,404,615
Harvest Midstream I LP(a)
05/15/2034	6.750%	146,000	149,902
ITT Holdings LLC(a)
08/01/2029	6.500%	37,000	36,771
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	4,080,000	3,904,175
NuStar Logistics LP
10/01/2030	6.375%	150,000	155,752
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	123,000	127,810
Sunoco LP(a),(h),(i)
	7.875%	300,000	313,406
Sunoco LP(a)
07/15/2031	5.375%	171,000	170,017
05/01/2032	7.250%	82,000	85,665
07/01/2033	6.250%	601,000	610,971
Sunoco LP/Finance Corp.
04/30/2030	4.500%	485,000	470,875
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	602,000	620,417
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	107,000	102,486
08/15/2031	4.125%	341,000	319,989
11/01/2033	3.875%	88,000	78,409
05/01/2036	6.000%	481,000	486,424
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	355,000	362,664
02/01/2029	9.500%	87,000	94,682
01/15/2030	7.000%	200,000	205,273
06/01/2031	8.375%	105,000	109,253
02/01/2032	9.875%	566,000	605,339
Venture Global Plaquemines LNG LLC(a)
12/15/2030	6.125%	98,000	100,599
05/01/2033	7.500%	225,000	248,372
01/15/2034	6.500%	247,000	258,338
06/15/2034	6.500%	344,000	359,040
05/01/2035	7.750%	99,000	111,120
01/15/2036	6.750%	740,000	784,795
Western Midstream Operating LP
04/01/2033	6.150%	4,559,000	4,795,699
Total			31,153,653
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	3,855,000	3,708,784

Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Co Gas Capital Corp.
09/15/2028	4.050%	3,168,000	3,145,045
Total			6,853,829
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	235,000	240,729
Archrock Services LP /Partners Finance Corp.(a)
02/01/2034	6.000%	393,000	392,208
Kodiak Gas Services LLC(a)
04/01/2031	5.875%	206,000	207,099
10/01/2033	6.500%	193,000	196,438
10/01/2035	6.750%	415,000	426,622
Nabors Industries, Inc.(a)
01/31/2030	9.125%	398,000	417,130
08/15/2031	8.875%	58,000	60,803
11/15/2032	7.625%	230,000	239,692
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	137,231	140,435
Transocean, Inc.(a)
05/15/2029	8.250%	71,000	73,678
05/15/2031	8.500%	178,000	187,991
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	301,000	310,075
Total			2,892,900
Other Industry 0.0%
Installed Building Products, Inc.(a)
02/01/2034	5.625%	79,000	77,604
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	77,000	78,818
04/15/2030	6.625%	364,000	374,522
Total			530,944
Other REIT 0.0%
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	257,000	257,098
05/15/2029	4.875%	141,000	137,603
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	121,000	123,603
06/15/2033	6.500%	290,000	298,033
03/15/2034	5.750%	58,000	57,486
Service Properties Trust(a)
11/15/2031	8.625%	163,000	172,009
Total			1,045,832
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	913,000	865,140
01/30/2031	6.250%	154,000	155,043
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	182,000	179,793
04/15/2030	8.750%	547,000	525,519
04/15/2032	6.750%	156,000	149,970
Sword Purchaser LLC(a)
04/15/2033	8.250%	396,000	407,885
04/15/2034	10.500%	364,000	378,221
Total			2,661,571
Pharmaceuticals 0.5%
1261229 BC Ltd.(a)
04/15/2032	10.000%	896,000	917,466
AbbVie, Inc.
03/15/2029	4.800%	25,863,000	26,151,080
11/21/2029	3.200%	7,780,000	7,471,865
Amgen, Inc.
03/02/2033	5.250%	5,770,000	5,892,025
03/02/2063	5.750%	800,000	776,108
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	35,000	34,822
06/01/2028	4.875%	103,000	95,303
09/30/2028	11.000%	75,000	78,182
02/15/2029	6.250%	102,000	73,141
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	524,000	515,933
Merck & Co., Inc.
12/04/2035	4.750%	5,951,000	5,841,176
05/22/2036	5.200%	7,365,000	7,455,367
Organon Finance 1 LLC(a)
04/30/2028	4.125%	115,000	113,608
04/30/2031	5.125%	83,000	82,268
Total			55,498,344
Property & Casualty 0.1%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	511,000	504,146
08/01/2029	6.000%	274,000	258,189
11/06/2030	7.500%	494,000	493,509
07/01/2032	6.750%	129,000	124,738
Alliant Holdings Intermediate LLC/Co-Issuer(a)
04/15/2028	6.750%	147,000	148,316
11/01/2029	5.875%	322,000	314,127
01/15/2031	7.000%	861,000	873,945
10/01/2031	6.500%	101,000	101,231
10/01/2032	7.375%	629,000	624,433
AmWINS Group, Inc.(a)
02/15/2029	6.375%	309,000	312,619
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	621,000	625,638
Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	797,000	778,245
Asurion LLC and Asurion Co-Issuer, Inc.(a)
02/01/2034	8.375%	143,000	139,771
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	644,000	636,043
Howden UK Refinance PLC/2 PLC/US Refinance LLC(a)
02/15/2032	8.125%	170,000	157,338
HUB International Ltd.(a)
12/01/2029	5.625%	269,000	265,841
06/15/2030	7.250%	535,000	549,970
01/31/2032	7.375%	823,000	843,036
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	782,000	783,694
Ryan Specialty LLC(a)
08/01/2032	5.875%	141,000	140,069
Total			8,674,898
Railroads 0.1%
Canadian Pacific Railway Co.
03/15/2029	4.000%	1,356,000	1,339,690
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	532,000	540,133
Norfolk Southern Corp.
06/15/2026	2.900%	5,434,000	5,430,886
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	758,000	780,805
Total			8,091,514
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	189,000	190,635
10/15/2030	4.000%	272,000	257,957
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	489,000	476,925
Total			925,517
Retailers 0.2%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	233,000	239,469
08/01/2033	7.375%	240,000	249,554
Amazon.com, Inc.
03/13/2036	4.875%	10,832,000	10,697,477
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	323,000	313,830
Beach Acquisition Bidco LLC(a),(g)
07/15/2033	10.000%	732,457	810,243
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Belron UK Finance PLC(a)
10/15/2029	5.750%	91,000	91,760
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%	311,000	316,173
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	531,000	554,130
Lithia Motors, Inc.(a)
01/15/2031	4.375%	120,000	113,669
Lowe’s Companies, Inc.
04/01/2062	4.450%	3,544,000	2,745,364
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	427,000	403,146
Total			16,534,815
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2029	3.500%	138,000	131,715
Albertsons Cos, Inc.(a)
03/31/2032	5.625%	399,000	389,443
Total			521,158
Technology 0.6%
Alphabet, Inc.
02/15/2036	4.800%	7,924,000	7,833,772
Amentum Escrow Corp.(a)
08/01/2032	7.250%	532,000	550,784
APLD ComputeCo 2 LLC(a)
03/15/2031	6.750%	644,000	649,001
APLD ComputeCo LLC(a)
12/15/2030	9.250%	719,000	776,062
Black Pearl Compute LLC(a)
02/15/2031	6.125%	390,000	396,736
Block, Inc.(a)
08/15/2030	5.625%	189,000	189,706
08/15/2033	6.000%	148,000	148,045
Block, Inc.
05/15/2032	6.500%	424,000	432,109
Broadcom, Inc.
04/15/2028	4.800%	5,058,000	5,104,753
Broadcom, Inc.(a)
11/15/2036	3.187%	11,197,000	9,371,007
CACI International, Inc.(a)
06/15/2033	6.375%	387,000	395,817
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	77,000	41,834
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	81,000	41,575

Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cipher Compute LLC(a)
11/15/2030	7.125%	151,000	157,353
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	733,000	670,482
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,023,000	1,010,839
06/30/2032	8.250%	238,000	233,687
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,053,000	900,584
Core Scientific Finance I LLC(a)
05/15/2031	7.750%	557,000	570,001
CoreWeave, Inc.(a)
06/01/2030	9.250%	175,000	178,564
02/01/2031	9.000%	483,000	489,688
10/01/2031	9.750%	373,000	384,610
Entegris Escrow Corp.(a)
06/15/2030	5.950%	487,000	491,798
Entegris, Inc.(a)
05/01/2029	3.625%	231,000	220,707
Fair Isaac Corp.(a)
05/15/2033	6.000%	119,000	117,810
Fidelity National Information Services, Inc.
03/10/2028	4.450%	1,645,000	1,640,507
Flash Compute LLC(a)
12/31/2030	7.250%	232,000	239,490
HealthEquity, Inc.(a)
10/01/2029	4.500%	404,000	393,208
Intel Corp.
03/25/2050	4.750%	4,225,000	3,507,798
ION Platform Finance US, Inc.(a)
09/30/2032	7.875%	373,000	288,105
ION Platform Finance US, Inc./SARL(a)
05/15/2028	5.750%	849,000	805,387
05/01/2029	8.750%	54,000	49,801
05/30/2029	9.500%	46,000	42,988
Iron Mountain, Inc.(a)
09/15/2027	4.875%	91,000	90,826
07/15/2028	5.000%	798,000	796,446
02/15/2029	7.000%	87,000	88,893
01/15/2033	6.250%	96,000	97,461
Meridian Arc Holdco LLC(a)
04/30/2031	6.250%	399,000	401,097
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	502,000	483,934
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	523,000	559,186
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.(a)
10/01/2028	5.000%	561,000	551,185
04/15/2029	5.125%	176,000	172,236
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	493,000	504,184
05/15/2031	10.375%	97,000	101,339
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	3,586,000	3,422,468
05/11/2031	2.500%	4,968,000	4,464,048
Oracle Corp.
09/26/2065	6.100%	12,286,000	10,572,464
Picard Midco, Inc.(a)
03/31/2029	6.500%	515,000	511,889
PR RNO Property Owner 1 LLC(a)
05/01/2031	6.500%	921,000	922,036
Sabre GLBL, Inc.(a)
11/15/2029	10.750%	18,000	16,211
03/15/2030	10.750%	50,000	44,377
07/15/2030	11.125%	81,000	72,199
Science Applications International Corp.(a)
11/01/2033	5.875%	486,000	480,171
Seagate Data Storage Technology Pte Ltd.(a)
07/15/2031	8.500%	76,000	79,439
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	516,000	516,095
SV RNO Property Owner 1 LLC(a)
03/01/2031	5.875%	1,048,000	1,034,590
Synaptics, Inc.(a)
06/15/2029	4.000%	101,000	96,573
UKG, Inc.(a)
02/01/2031	6.875%	408,000	401,184
WEX, Inc.(a)
03/15/2033	6.500%	619,000	615,720
WULF Compute LLC(a)
10/15/2030	7.750%	222,000	233,549
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	557,000	436,608
Total			66,091,016
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	316,000	325,949
02/15/2031	8.000%	362,000	365,010
06/15/2032	8.375%	107,000	109,172
ERAC USA Finance LLC(a)
10/15/2037	7.000%	5,050,000	5,736,343
Total			6,536,474
Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.0%
Altice France(a)
10/15/2030	6.875%	329,268	322,562
04/15/2032	6.500%	153,201	148,978
Altice France Lux 3/Holdings 1(a)
01/15/2033	10.000%	41,200	40,212
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	111,000	93,772
Total			605,524
Wirelines 0.0%
Fibercop SpA(a)
07/18/2036	7.200%	78,000	78,237
Iliad Holding SAS(a)
10/15/2028	7.000%	339,000	341,587
Iliad Holding SASU(a)
04/15/2032	7.000%	196,000	199,529
Level 3 Financing, Inc.(a)
01/15/2036	8.500%	319,000	344,764
02/15/2037	7.500%	66,000	68,077
Optics Bidco SpA(a)
06/04/2038	7.721%	52,000	52,453
Uniti Group LP/Fiber Holdings, Inc./CSL Capital LLC(a)
01/15/2030	6.000%	65,000	63,168
Uniti Group LP/Finance 2019, Inc./CSL Capital LLC(a)
06/15/2032	8.625%	153,000	160,129
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	324,000	341,969
Windstream Services LLC(a)
10/15/2033	7.500%	167,000	175,829
Total			1,825,742
Total Corporate Bonds & Notes (Cost $851,584,734)			857,230,086

Exchange-Traded Equity Funds 2.8%
	Shares	Value ($)
U.S. Mid Large Cap 2.8%
iShares Core MSCI EAFE ETF	2,993,653	293,437,867
Total Exchange-Traded Equity Funds (Cost $224,351,978)		293,437,867

Foreign Government Obligations(j) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
02/15/2030	9.000%	477,000	502,458
12/01/2031	7.000%	87,000	91,803
Total			594,261
Total Foreign Government Obligations (Cost $564,118)			594,261

Residential Mortgage-Backed Securities - Agency 12.4%

Fannie Mae REMICS(b),(k)
CMO Series 2024-6 Class AS
30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	2.323%	30,791,595	2,667,537
CMO Series 2025-87 Class SA
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 10/25/2055	2.288%	46,841,450	3,758,708
CMO Series 2026-36 Class SN
-1.0 x 30-day Average SOFR + 5.600% Cap 5.600% 05/25/2056	1.988%	42,821,056	3,411,074
Fannie Mae REMICS(b)
CMO Series 2024-87 Class FA
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 12/25/2054	5.012%	11,281,252	11,405,865
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	4.462%	12,043,169	11,975,173
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	6.912%	14,515,908	14,518,007
CMO Series 2025-4 Class FA
30-day Average SOFR + 1.200% Floor 1.200%, Cap 7.000% 07/25/2054	4.812%	13,888,874	13,974,249
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	5.412%	26,150,618	26,487,185
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.462%	34,095,904	33,995,345

Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
07/01/2029- 07/01/2052	3.500%	23,507,112	21,443,687
10/01/2031- 10/01/2039	6.000%	157,343	164,160
06/01/2032- 07/01/2032	7.000%	36,974	39,133
12/01/2036- 10/01/2055	5.500%	42,350,175	42,810,415
03/01/2038	6.500%	282	293
12/01/2051- 06/01/2052	2.500%	75,851,440	63,825,684
07/01/2052- 01/01/2055	4.500%	64,055,562	61,888,038
01/01/2054	4.000%	55,486,884	51,979,634
12/01/2054	5.000%	17,922,803	17,818,736
Federal Home Loan Mortgage Corp.(b)
12-month Term SOFR + 1.708% Cap 11.276% 08/01/2036	6.407%	3,021	3,131
Federal Home Loan Mortgage Corp.(l)
11/01/2052	4.000%	75,574,518	71,425,131
Federal Home Loan Mortgage Corp.(b),(k)
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	2.193%	21,972,416	1,986,171
Federal Home Loan Mortgage Corp. REMICS(b),(k)
CMO Series 4906 Class QS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	2.323%	17,637,730	1,798,241
CMO Series 5228 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 9,999.000% 01/25/2047	2.242%	18,989,743	1,913,858
CMO Series 5440 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 07/25/2054	2.288%	38,689,275	3,348,495
Federal National Mortgage Association
08/01/2026- 04/01/2052	3.500%	6,635,051	6,040,900
07/01/2027- 04/01/2052	3.000%	23,390,243	20,475,446
01/01/2029- 08/01/2044	4.000%	247,522	239,550
06/01/2031	7.000%	21,080	22,288
07/01/2032- 03/01/2037	6.500%	60,916	63,320
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/01/2037- 03/01/2054	5.500%	33,378,772	33,565,709
11/01/2043- 12/01/2054	4.500%	31,500,780	30,384,775
08/01/2051	2.500%	33,118,088	28,110,653
02/01/2052- 03/01/2052	2.000%	57,989,427	47,078,938
08/01/2053- 12/01/2054	5.000%	115,175,235	114,078,639
03/01/2054- 09/01/2054	6.000%	60,326,612	61,768,989
Federal National Mortgage Association(l)
08/01/2029- 03/01/2046	3.500%	1,999,811	1,878,453
01/01/2031- 02/01/2031	3.000%	380,451	370,807
10/01/2043	4.500%	173,917	170,786
Federal National Mortgage Association REMICS(b),(k)
CMO Series 2017-76 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2057	2.373%	17,371,258	1,982,335
CMO Series 2023-50 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2049	2.273%	19,853,993	1,627,017
CMO Series 2024-74 Class SW
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/25/2054	2.388%	28,944,835	2,361,919
Freddie Mac REMICS(b)
CMO Series 5462 Class FA
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	4.712%	22,326,617	22,422,550
CMO Series 5500 Class FQ
30-day Average SOFR + 1.430% Floor 1.430%, Cap 6.500% 10/25/2054	5.042%	14,732,811	14,908,859
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.562%	14,327,035	14,515,552
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	7.562%	33,487,684	33,918,395
Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	4.932%	14,691,590	14,828,528
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	7.562%	6,589,693	6,678,202
CMO Series 5560 Class MB
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.212%	13,931,536	14,235,536
Freddie Mac REMICS(b),(k)
CMO Series 5573 Class SA
-1.0 x 30-day Average SOFR + 5.150% Cap 5.150% 09/25/2055	1.538%	28,380,105	1,528,201
Freddie Mac REMICS(b),(m),(n)
CMO Series 5668 Class FL
30-day Average SOFR + 1.450% Floor 1.450%, Cap 6.000% 06/25/2056	5.071%	30,000,000	30,291,588
Government National Mortgage Association(b),(k)
CMO Series 2019-22 Class SM
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	2.333%	19,699,257	2,034,256
CMO Series 2020-101 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.483%	9,484,916	1,048,658
CMO Series 2020-77 Class KS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 05/20/2049	2.383%	19,315,592	2,229,025
CMO Series 2021-154 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.583%	35,812,945	4,388,547
CMO Series 2021-55 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.583%	15,290,741	1,816,071
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-58 Class SN
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.583%	14,981,279	1,593,767
CMO Series 2021-66 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.583%	28,384,883	3,386,813
CMO Series 2021-74 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.583%	17,695,056	2,109,316
CMO Series 2021-98 Class KS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	2.583%	14,215,896	1,853,922
CMO Series 2024-126 Class SG
30-day Average SOFR + 6.650% Cap 6.650% 08/20/2054	3.025%	42,907,667	4,451,267
CMO Series 2024-159 Class CS
30-day Average SOFR + 5.500% Cap 5.500% 10/20/2054	1.875%	90,620,335	5,672,670
CMO Series 2024-184 Class SX
30-day Average SOFR + 5.250% Cap 5.250% 11/20/2054	1.625%	54,644,345	3,047,072
CMO Series 2024-196 Class SK
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 12/20/2054	2.475%	17,445,598	1,528,814
CMO Series 2024-197 Class LS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	2.375%	49,556,063	4,325,704
CMO Series 2024-197 Class SH
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	2.375%	57,012,955	4,783,028
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	2.425%	60,421,394	5,860,283

Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-204 Class ES
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	2.425%	48,107,066	4,748,009
CMO Series 2024-22D Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2051	2.333%	31,570,056	3,329,842
CMO Series 2025-150 Class MS
-1.0 x 30-day Average SOFR + 4.350% Cap 4.350% 09/20/2055	0.725%	200,116,036	5,036,040
CMO Series 2051-56Q Class SL
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2055	2.375%	37,895,356	3,312,073
Government National Mortgage Association(k)
CMO Series 2024-22 Class EI
01/20/2052	3.500%	44,690,620	8,257,446
CMO Series 2024-28 Class IM
01/20/2050	4.000%	14,069,057	1,988,006
Government National Mortgage Association(b)
CMO Series 2025-149M Class FP
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 09/20/2055	4.725%	17,632,852	17,713,371
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.625%	13,678,178	13,530,852
Uniform Mortgage-Backed Security TBA(c)
06/16/2041- 06/13/2054	3.000%	123,625,000	109,315,026
06/16/2041- 06/11/2056	3.500%	85,550,000	79,344,494
06/13/2054	4.000%	10,000,000	9,361,636
06/13/2054	5.500%	31,000,000	31,136,818
Total Residential Mortgage-Backed Securities - Agency (Cost $1,303,619,420)			1,303,388,711

Residential Mortgage-Backed Securities - Non-Agency 7.4%

A&D Mortgage Trust(a),(h)
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	18,707,769	18,855,441
CMO Series 2025-NQM3 Class A1
08/25/2070	5.374%	13,521,457	13,565,281
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	13,928,329	13,935,153
A&D Mortgage Trust(a),(d)
CMO Series 2026-NQM1 Class A1
02/25/2071	4.912%	11,805,376	11,700,337
ACHM Trust(a),(d)
CMO Series 2025-HE2 Class A
08/25/2055	5.465%	24,223,409	24,065,914
Ajax Mortgage Loan Trust(a),(d)
CMO Series 2021-A Class A1
09/25/2065	1.065%	8,994,301	8,203,482
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	462,907	434,417
CMO Series 2020-6 Class M1
05/25/2065	2.805%	2,575,000	2,279,815
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	1,100,365	1,062,778
Angel Oak Mortgage Trust(a),(h)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	19,651,082	19,586,682
CMO Series 2025-13 Class A1
10/25/2070	4.929%	9,041,738	8,995,954
Barclays Mortgage Loan Trust(a),(d)
CMO Series 2026-NQM5 Class A1
05/25/2066	5.358%	16,200,000	16,219,456
BRAVO Residential Funding Trust(a),(d)
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	674,437	667,553
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	3,079,286	2,918,832
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	1,247,384	1,184,654
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	226,278	223,513
CMO Series 2026-NMR1 Class A1
08/25/2062	5.358%	16,261,749	16,232,634
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	2,725,000	2,561,438
BRAVO Residential Funding Trust(a),(h)
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	2,452,580	2,461,050
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	4,443,315	4,469,635
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	6,621,769	6,664,043
Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	9,245,846	8,858,472
CHNGE Mortgage Trust(a),(h)
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	3,532,144	3,529,259
CIM Trust(a),(h),(m),(n)
CMO Series 2026-NR1 Class A1
07/25/2065	5.000%	18,493,000	17,946,012
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	1,415,613	1,278,084
COLT Mortgage Loan Trust(a),(d)
CMO Series 2021-HX1 Class M1
10/25/2066	2.355%	3,250,000	2,387,712
CMO Series 2022-1 Class A1
12/27/2066	2.284%	9,276,129	8,536,278
CMO Series 2025-12 Class A1
01/26/2071	4.983%	9,875,575	9,836,293
COLT Mortgage Loan Trust(a),(h)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	4,491,777	4,504,082
CMO Series 2025-7 Class A1
06/25/2070	5.470%	25,834,049	25,952,849
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	6.712%	7,200,000	7,313,924
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	2,611,384	2,139,207
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	820,456	732,525
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	1,075,000	837,136
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	4,775,000	3,569,339
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	2,525,000	1,839,195
Cross Mortgage Trust(a),(h)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	1,709,018	1,719,137
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	6,480,528	6,204,078
CMO Series 2021-RPL4 Class A1
12/27/2060	5.796%	5,031,335	5,026,663
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	2,626,706	2,363,339
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	1,156,219	1,124,989
EFMT(a),(d)
CMO Series 2025-NQM6 Class A1
12/25/2070	5.001%	10,503,004	10,464,065
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	193,333	190,153
CMO Series 2022-2 Class A1
04/25/2067	4.299%	25,380,356	25,340,354
CMO Series 2025-NQM1 Class A1
01/25/2070	5.668%	4,658,007	4,681,837
Ellington Financial Mortgage Trust(a),(h)
CMO Series 2026-CES1 Class A1A
12/25/2060	4.914%	6,571,892	6,511,920
Equifirst Mortgage Loan Trust(h)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	15,744	14,807
FIGRE Trust(a),(h)
CMO Series 2025-FL1 Class A1
07/25/2055	5.265%	6,488,441	6,479,393
FIGRE Trust(a),(d)
CMO Series 2025-PF2 Class A
10/25/2055	5.017%	7,196,298	7,119,746
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.262%	592,939	594,628
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	6.512%	7,000,000	7,110,653
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	5.762%	362,840	363,664
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	7,872,269	7,656,917
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	6.562%	3,460,852	3,503,797
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	4.462%	898,115	897,970

Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT Trust(a),(d)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	1,871,731	1,831,193
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	7,553,451	7,196,433
CMO Series 2022-NQM3 Class A1
04/25/2067	4.349%	26,365,154	26,269,720
CMO Series 2025-NQM5 Class A1
08/25/2070	4.981%	17,678,373	17,607,403
GITSIT Mortgage Loan Trust(a),(h)
CMO Series 2025-NPL2 Class A1
12/25/2055	5.425%	7,735,433	7,688,983
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	931,140	893,993
GS Mortgage-Backed Securities Trust(a),(h)
CMO Series 2025-NQM4 Class A1
10/25/2065	5.006%	10,081,192	10,037,407
HOMES Trust(a),(h)
CMO Series 2025-AFC2 Class AIA
06/25/2060	5.471%	8,103,349	8,131,947
HOMES Trust(a),(d)
CMO Series 2025-NQM4 Class A1
08/25/2070	5.220%	8,643,729	8,639,828
Imperial Fund Mortgage Trust(a),(d)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	3,758,917	3,211,742
JPMorgan Mortgage Trust(a),(d)
CMO Series 2025-VIS3 Class A1
02/25/2066	5.062%	18,979,123	18,933,972
Legacy Mortgage Asset Trust(a),(h)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	5,416,148	5,431,945
CMO Series 2021-GS2 Class A1
04/25/2061	5.750%	9,737,461	9,743,880
MetLife Securitization Trust(a),(d)
CMO Series 2018-1A Class A
03/25/2057	3.750%	1,607,435	1,554,511
MFA Trust(a),(d)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	2,925,000	2,696,839
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	1,882,889	1,785,022
MFA Trust(a),(h)
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	23,502,844	23,259,620
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	1,591,428	1,595,982
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-NQM3 Class A1
08/25/2070	5.261%	8,478,364	8,487,013
MFRA Trust(a),(d)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	197,608	194,335
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	42,032	41,346
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	64,849	63,809
Mill City Mortgage Loan Trust(a),(d)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	1,262,812	1,250,994
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	7,225,000	6,669,173
Morgan Stanley Residential Mortgage Loan Trust(a),(d)
CMO Series 2025-DSC2 Class A1
07/25/2070	5.443%	7,858,805	7,892,983
Morgan Stanley Residential Mortgage Loan Trust(a),(h)
CMO Series 2025-NQM7 Class A1
09/25/2070	4.984%	14,211,961	14,156,229
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	500,613	478,603
NYMT Loan Trust(a),(d)
CMO Series 2025-INV2 Class A1
10/25/2060	5.000%	12,935,526	12,886,748
OBX Trust(a),(h)
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	5,472,862	5,487,065
CMO Series 2023-NQM8 Class A2
09/25/2063	7.248%	4,474,324	4,484,745
OBX Trust(a),(d)
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	12,184,780	12,233,959
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	714,873	679,784
PRKCM Trust(a),(d)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	12,941,000	9,430,906
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	9,528,000	7,026,794
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	8,383,000	5,898,267
PRPM LLC(a),(h)
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	3,841,281	3,776,288
Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-RCF4 Class A2
08/25/2055	4.500%	4,115,000	4,015,588
PRPM Trust(a),(h)
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	1,047,358	1,051,833
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	2,209,724	2,225,058
PRPM Trust(a),(d)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	14,722,188	14,797,507
PRPM Trust(a),(b)
CMO Series 2025-NQM6 Class A1
1-month Term SOFR + 0.140% 10/25/2070	4.986%	16,495,702	16,432,077
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	7.284%	483,956	485,484
RCO IX Mortgage LLC(a),(h)
CMO Series 2026-2 Class A1
05/25/2031	5.862%	10,800,000	10,790,680
Spruce Hill Mortgage Loan Trust(a),(h)
CMO Series 2022-SH1 Class A1A
07/25/2057	4.100%	11,938,748	11,904,722
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	154,128	153,386
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	237,690	231,651
CMO Series 2021-4 Class M1
08/25/2056	2.400%	3,475,000	2,690,920
Towd Point Mortgage Trust(a),(d)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	32,077	31,968
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	200,530	199,737
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month Term SOFR + 1.114% 10/25/2048	4.699%	989,151	990,292
CMO Series 2019-HY2 Class A1
1-month Term SOFR + 1.114% 05/25/2058	4.699%	1,283,169	1,305,285
Vericrest Opportunity Loan Transferee(a),(h)
CMO Series 2021-NP11 Class A1
08/25/2051	5.868%	635,723	635,794
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(d)
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	232,470	227,319
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	296,211	289,871
Verus Securitization Trust(a),(h)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	16,119,243	15,301,394
CMO Series 2023-6 Class A2
09/25/2068	6.939%	1,862,190	1,865,566
CMO Series 2023-8 Class A1
12/25/2068	6.259%	1,639,675	1,646,119
CMO Series 2024-1 Class A1
01/25/2069	5.712%	6,982,488	6,997,159
CMO Series 2024-2 Class A1
02/25/2069	6.095%	1,910,303	1,919,588
CMO Series 2024-3 Class A1
04/25/2069	6.338%	5,644,491	5,690,138
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	5,217,441	5,249,528
CMO Series 2025-7 Class A1
08/25/2070	5.129%	18,213,424	18,207,348
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	260,958	254,538
CMO Series 2020-1R Class A3
11/25/2055	1.873%	296,943	290,025
Vista Point Securitization Trust(a),(h)
CMO Series 2025-CES2 Class A1
08/25/2055	5.601%	10,162,038	10,182,619
CMO Series 2025-CES2 Class A3
08/25/2055	6.117%	8,950,000	8,980,151
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $793,012,253)			775,609,345

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxembourg France SA, CVR(a),(f),(m),(n),(o)	172	2,662
Total Communication Services		2,662
Total Rights (Cost $10)		2,662

Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.0%
Ascend Learning LLC(b),(p)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.620%	105,970	104,471
Total Senior Loans (Cost $105,645)			104,471

U.S. Treasury Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(l)
05/15/2047	3.000%	47,300,000	34,883,750
Total U.S. Treasury Obligations (Cost $37,721,515)			34,883,750

Money Market Funds 4.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(q),(r)	436,659,187	436,484,523
Total Money Market Funds (Cost $436,465,799)		436,484,523
Total Investments in Securities (Cost: $7,146,406,461)		10,728,545,215
Other Assets & Liabilities, Net		(242,633,267)
Net Assets		10,485,911,948
At May 31, 2026, securities and/or cash totaling $24,847,310 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,525	09/2026	USD	171,133,594	2,858,690	—
U.S. Long Bond	200	09/2026	USD	22,443,750	—	(32,021)
U.S. Treasury 10-Year Note	1,634	09/2026	USD	179,459,156	1,566,906	—
U.S. Treasury 5-Year Note	223	09/2026	USD	23,908,039	27,396	—
U.S. Treasury 5-Year Note	307	09/2026	USD	32,913,758	—	(19,663)
U.S. Treasury Ultra 10-Year Note	179	09/2026	USD	20,061,984	192,627	—
U.S. Treasury Ultra Bond	1,225	09/2026	USD	140,147,656	2,099,771	—
Total					6,745,390	(51,684)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(2,008)	09/2026	USD	(414,777,500)	—	(720,354)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2026, the total value of these securities amounted to $1,580,785,311, which represents 15.08% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2026.
(c)	Represents a security purchased on a when-issued basis.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2026.

(e)	Represents a security purchased on a forward commitment basis.
(f)	Non-income producing investment.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
Columbia Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2026.

(i)	Perpetual security with no specified maturity date.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(m)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2026, the total value of these securities amounted to $48,240,262, which represents 0.46% of total net assets.

(n)	Valuation based on significant unobservable inputs.
(o)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At May 31, 2026, the total market value of these securities amounted to $2,662, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Altice Luxembourg France SA, CVR	10/15/2025	172	10	2,662

(p)
The stated interest rate represents the weighted average interest rate at May 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(q)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(r)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	523,031,017	2,055,869,511	(2,142,374,416)	(41,589)	436,484,523	15,706	10,821,724	436,659,187
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Balanced Fund  | 2026

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3QT120_(07/26)